CASH EQUIVALENTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
CASH EQUIVALENTS
Cash Equivalents	$ 6,568,691	$ 22,831,399
Money Market Accounts Interest Rate Minimum	0.10%
Money Market Accounts Interest Rate Maximum	1.20%